Loans and Borrowings	6 Months Ended
Jun. 30, 2026
Loans and Borrowings [Abstract]
LOANS AND BORROWINGS

Note 10 — LOANS AND BORROWINGS

Long-term and short-term loans and borrowings are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Total loans and borrowings	576,751	470,137	363,293
Less: loans and borrowings – current	217,680	226,771	175,235
Loans and borrowings – non-current	359,071	243,366	188,058

Bank borrowings are comprised of the following:

					As of	As of June 30,
Loans and borrowings	Principal amount	Maturity Date	Interest Rate	Repayment Method	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$				S$	S$	$
ANEXT Bank Loan	300,000	January 26, 2028	Fixed at 8.80%	Monthly Repayment	141,115	109,560	84,661
Standard Chartered Bank Business Installment Loan	300,000	August 31, 2028	0.72% below prevailing Business Instalment Loan Board Rate	Monthly Repayment	174,179	144,137	111,380
OCBC Business Term Loan	300,000	August 31, 2028	4.25% below prevailing Business Term Rate	Monthly Repayment	174,314	144,305	111,510
DBS SME Working Capital Loan II	150,000	August 9, 2028	Fixed at 7.75%	Monthly Repayment	87,143	72,135	55,742
Total loans and borrowings					576,751	470,137	363,293

For the year ended December 31, 2025 and the six months ended June 30, 2026, the effective interest rate of the Company’s loans and borrowings ranges from 2.75% to 8.80%, and 2.75% to 8.80%, respectively.

Interest expenses arising from the Company’s loans and borrowings for the year ended December 31, 2025 and the six months ended June 30, 2026 amounted to S$55,329 and S$21,743 ($16,801), respectively.

All loans and borrowings are secured over the joint and several personal guarantees from Ms. Siew Yian Lee and Mr. Heng Kong Chuan, the director and shareholders of the Company.

The maturity dates for the Company’s outstanding loans and borrowings as of June 30, 2026 are as follows:

For the year ending June 30,	S$	$
2027	128,356	99,186
2028	256,713	198,372
2029	126,349	97,635
Total loans and borrowings	511,418	395,193
Less: Imputed interest	(41,281)	(31,900)
Present value of loans and borrowings	470,137	363,293